UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08464
Investment Company Act File Number

High Income Opportunities Portfolio
Formerly known as High Income Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

High Income Opportunities Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 8.4%(1)

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.1%
Hawker Beechcraft Acquisition, Term Loan, 2.39%, Maturing 3/26/14	$1,099	$751,772
Hawker Beechcraft Acquisition, Term Loan, 2.60%, Maturing 3/26/14	65	44,370

		$796,142

Automotive & Auto Parts — 0.9%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.05%, Maturing 7/13/15	$2,560	$1,017,600
Ford Motor Co., Term Loan, 3.50%, Maturing 12/16/13	5,849	4,993,373

		$6,010,973

Broadcasting — 0.6%
HIT Entertainment, Inc., Term Loan - Second Lien, 6.51%, Maturing 2/5/13	$9,180	$4,039,200

		$4,039,200

Building Materials — 0.3%
Panolam Industries Holdings, Inc., Term Loan, 5.00%, Maturing 9/30/12	$2,540	$1,873,250

		$1,873,250

Capital Goods — 0.1%
Dresser, Inc., Term Loan - Second Lien, 6.04%, Maturing 5/4/15	$1,080	$832,500

		$832,500

Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 2.88%, Maturing 5/25/13	$1,515	$1,337,098

		$1,337,098

Electronics/Electrical — 0.3%
Freescale Semiconductor, Inc., Term Loan, 2.06%, Maturing 11/29/13	$2,514	$1,867,561

		$1,867,561

Food & Drug Retail — 0.4%
Rite Aid Corp., Term Loan, 9.50%, Maturing 6/10/15	$2,860	$2,945,800

		$2,945,800

Food/Beverage/Tobacco — 0.4%
Dole Food Company, Inc., Term Loan, 7.37%, Maturing 4/12/13	$271	$273,647
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	475	479,043
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	1,769	1,784,934

		$2,537,624

Gaming — 0.8%
BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 7/18/12(2)	$5,410	$432,800
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.54%, Maturing 5/16/14	1,580	1,200,800
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	3,725	3,538,604

		$5,172,204

Healthcare — 0.6%
IASIS Healthcare, (PIK), Term Loan, 5.74%, Maturing 6/13/14	$2,000	$1,610,000
Viant Holdings, Inc., Term Loan, 2.85%, Maturing 6/25/14	2,553	2,221,414

		$3,831,414

Paper — 0.9%
NewPage Corp., Term Loan, 4.06%, Maturing 12/21/14	$5,230	$4,546,693
Smurfit-Stone Container Corp., Term Loan, 2.52%, Maturing 11/2/09	189	179,516
Smurfit-Stone Container Corp., Term Loan, 2.57%, Maturing 11/1/11	515	488,096
Smurfit-Stone Container Corp., Term Loan, 2.57%, Maturing 11/1/11	126	119,140

	Principal
	Amount
Security	(000’s omitted)	Value
Smurfit-Stone Container Corp., Term Loan, 2.57%, Maturing 11/1/11	$261	$246,215
Smurfit-Stone Container Corp., Term Loan, 3.05%, Maturing 11/1/09	63	59,540
Smurfit-Stone Container Corp., Term Loan, 4.50%, Maturing 11/1/10	145	137,209

		$5,776,409

Services — 1.3%
Neff Rental, Inc., Term Loan - Second Lien, 3.80%, Maturing 11/20/14	$1,310	$237,765
Rental Service Corp., Term Loan - Second Lien, 4.02%, Maturing 11/30/13	3,064	2,512,733
Travelport, LLC, Term Loan, 2.79%, Maturing 8/23/13	468	400,395
Travelport, LLC, Term Loan, 2.90%, Maturing 8/23/13	2,615	2,227,055
Travelport, LLC, Term Loan, 3.10%, Maturing 8/23/13	465	395,565
Travelport, LLC, Term Loan, 10.50%, Maturing 8/23/13	2,650	2,668,219

		$8,441,732

Steel — 0.2%
RathGibson, Inc., DIP Loan, 10.50%, Maturing 2/10/10	$1,310	$1,310,000

		$1,310,000

Super Retail — 0.5%
Toys “R” Us, Term Loan, 4.54%, Maturing 7/19/12	$3,620	$3,503,642

		$3,503,642

Transportation Ex Air/Rail — 0.1%
CEVA Group, PLC, Term Loan, 3.31%, Maturing 6/29/15	$747	$557,472
CEVA Group, PLC, Term Loan, 3.60%, Maturing 8/2/15	250	186,600

		$744,072

Utilities — 0.7%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.80%, Maturing 10/10/14	$5,535	$4,288,278

		$4,288,278

Total Senior Floating-Rate Interests (identified cost $64,218,505)		$55,307,899

Corporate Bonds & Notes — 89.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.2%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$1,625	$877,500
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	1,460	737,300

		$1,614,800

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,026	$810,391

		$810,391

Automotive & Auto Parts — 3.8%
Allison Transmission, Inc., 11.00%, 11/1/15(3)	$355	$324,825
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(3)	2,370	1,955,250
Altra Industrial Motion, Inc., 9.00%, 12/1/11	3,965	3,935,263
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	707,250
Ford Motor Credit Co., Sr. Notes, 7.50%, 8/1/12	5,105	4,714,743
Ford Motor Credit Co., Sr. Notes, 7.80%, 6/1/12	2,560	2,407,782
Ford Motor Credit Co., Sr. Notes, 7.875%, 6/15/10	1,305	1,286,048
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	4,890	4,388,858
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	1,305	1,331,768
Goodyear Tire & Rubber Co. (The), 10.50%, 5/15/16	2,440	2,629,100
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,152,300

		$24,833,187

	Principal
	Amount
Security	(000’s omitted)	Value
Banks and Thrifts — 0.1%
General Motors Acceptance Corp., 6.875%, 9/15/11(3)	$571	$532,458

		$532,458

Broadcasting — 1.0%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	$1,675	$1,758,750
XM Satellite Radio Holdings, Inc., Sr. Notes, 11.25%, 6/15/13(3)	2,120	2,194,200
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(3)	2,515	2,269,788

		$6,222,738

Building Materials — 0.6%
Interface, Inc., Sr. Notes, 11.375%, 11/1/13(3)	$640	$676,800
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	704,025
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,310	1,313,275
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(2)	5,230	287,650
USG Corp., 9.75%, 8/1/14(3)	670	686,750

		$3,668,500

Cable/Satellite TV — 2.5%
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13(2)	$3,465	$3,473,662
Charter Communications, Inc., Sr. Notes, 10.375%, 4/30/14(2)(3)	310	310,775
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(2)(3)	2,340	2,538,900
Kabel Deutschland GmbH, 10.625%, 7/1/14	2,835	2,983,838
National Cable PLC, 8.75%, 4/15/14	455	461,825
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	4,730	4,800,950
Virgin Media Finance PLC, Sr. Notes, 9.50%, 8/15/16	2,005	2,065,150

		$16,635,100

Capital Goods — 2.0%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,490,400
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,287,050
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(3)	1,720	1,591,000
ESCO Corp., Sr. Notes, Variable Rate, 4.504%, 12/15/13(3)	1,720	1,453,400
RBS Global & Rexnord Corp., 9.50%, 8/1/14(3)	1,947	1,703,625
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,514,700
Terex Corp., Sr. Notes, 10.875%, 6/1/16	1,895	1,980,275
Terex Corp., Sr. Sub. Notes, 8.00%, 11/15/17	1,545	1,286,212

		$13,306,662

Chemicals — 2.5%
Ashland, Inc., 9.125%, 6/1/17(3)	$1,945	$2,056,838
CII Carbon, LLC, 11.125%, 11/15/15(3)	1,665	1,340,325
Dow Chemical Co. (The), 8.55%, 5/15/19	6,360	6,989,271
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(3)	4,115	1,707,725
Nova Chemicals Corp., Sr. Notes, Variable Rate, 4.538%, 11/15/13	2,325	2,092,500
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(3)	5,520	2,152,800

		$16,339,459

Consumer Products — 1.1%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,960	$5,364,000
Sealy Mattress Co., 8.25%, 6/15/14	350	321,125
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(3)	400	438,000
Whirlpool Corp., 8.60%, 5/1/14	770	827,340

		$6,950,465

Containers — 1.3%
Greif, Inc., Sr. Notes, 7.75%, 8/1/19(3)	$640	$638,400
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	2,062,425
Pliant Corp., Sr. Notes, 11.625%, 6/15/10(2)	5,524	4,115,645
Solo Cup Co., Sr. Notes, 10.50%, 11/1/13(3)	1,295	1,369,463

		$8,185,933

	Principal
	Amount
Security	(000’s omitted)	Value
Diversified Financial Services — 0.0%
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15(3)	$350	$250,250

		$250,250

Diversified Media — 3.5%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$1,119,375
Affinion Group, Inc., 11.50%, 10/15/15	2,490	2,315,700
Catalina Marketing Corp., 11.625%, 10/1/17(3)	2,965	2,535,075
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(3)	510	471,750
Interpublic Group of Cos., Inc., 10.00%, 7/15/17(3)	2,570	2,698,500
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	2,760	1,345,500
LBI Media, Inc., Sr. Sub. Notes, 8.50%, 8/1/17(3)	3,950	2,093,500
Nielsen Finance, LLC, 10.00%, 8/1/14	3,630	3,666,300
Nielsen Finance, LLC, 11.50%, 5/1/16	1,870	1,968,175
Nielsen Finance, LLC, 12.50%, (0.00% until 2011), 8/1/16	1,520	1,113,400
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	220	232,650
Warner Music Group Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(3)	3,245	3,455,925

		$23,015,850

Energy — 9.3%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$2,105	$1,541,913
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,165	1,223,250
Bill Barrett Corp., 9.875%, 7/15/16	385	403,288
Chesapeake Energy Corp., 9.50%, 2/15/15	3,230	3,443,987
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,600	1,963,000
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	1,673,338
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	575	572,125
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,271,125
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,002,558
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	4,040	2,908,800
Holly Corp., 9.875%, 6/15/17(3)	1,930	1,920,350
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	1,915	1,263,900
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,060	1,369,900
Petrohawk Energy Corp., Sr. Notes, 9.125%, 7/15/13	2,605	2,715,712
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,405,150
Petroplus Finance, Ltd., 6.75%, 5/1/14(3)	200	179,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(3)	4,735	4,072,100
Quicksilver Resources, Inc., 7.125%, 4/1/16	4,300	3,633,500
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	2,995,400
SandRidge Energy, Inc., Sr. Notes, 8.00%, 6/1/18(3)	2,445	2,237,175
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	4,240	4,049,200
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(2)(3)	6,330	221,550
SESI, LLC, 6.875%, 6/1/14	700	665,000
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	4,395	3,845,625
Tennessee Gas Pipeline Co., Sr. Notes, 8.00%, 2/1/16	435	485,025
Tesoro Corp., 9.75%, 6/1/19	650	658,125
United Refining Co., Sr. Notes, 10.50%, 8/15/12	9,420	7,488,900
Williams Companies, Inc., Sr. Notes, 8.75%, 1/15/20	925	917,334
Williams Companies, Inc., Sr. Notes, 8.75%, 1/15/20(3)	925	1,047,089

		$61,173,419

Entertainment/Film — 1.6%
AMC Entertainment, Inc., 11.00%, 2/1/16	$10,255	$10,408,825

		$10,408,825

Environmental — 0.8%
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14(3)	$650	$676,000
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	4,915	4,853,563

		$5,529,563

	Principal
	Amount
Security	(000’s omitted)	Value
Food & Drug Retail — 0.8%
Duane Reade, Inc., Sr. Notes, 11.75%, 8/1/15(3)	$390	$379,926
Rite Aid Corp., Sr. Notes, 9.75%, 6/12/16(3)	2,255	2,390,300
Supervalu, Inc., Sr. Notes, 8.00%, 5/1/16	2,550	2,543,625

		$5,313,851

Food/Beverage/Tobacco — 2.0%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	$6,585	$6,091,125
Bunge, Ltd. Finance Corp., 8.50%, 6/15/19	1,925	2,133,476
Chiquita Brands International, Inc., Sr. Notes, 8.875%, 12/1/15	255	241,612
Dole Foods Co., 7.25%, 6/15/10	255	253,725
Dole Foods Co., 13.875%, 3/15/14(3)	2,585	2,908,125
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(3)	1,610	1,686,475

		$13,314,538

Gaming — 7.6%
Ameristar Casinos, Inc., 9.25%, 6/1/14(3)	$1,440	$1,490,400
Buffalo Thunder Development Authority, 9.375%, 12/15/14(2)(3)	5,755	877,638
CCM Merger, Inc., 8.00%, 8/1/13(3)	3,635	2,817,125
Chukchansi EDA, Sr. Notes, Variable Rate, 4.913%, 11/15/12(3)	595	409,063
Eldorado Casino Shreveport, 10.00%, 8/1/12	705	588,266
Fontainebleau Las Vegas Casino, LLC, (PIK), 11.00%, 6/15/15(2)(3)	9,480	331,800
Galaxy Entertainment Finance, 9.875%, 12/15/12(3)	2,970	2,836,350
Galaxy Entertainment Finance, Variable Rate, 6.218%, 12/15/10(3)	265	253,075
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(2)(3)	1,180	182,900
Harrahs Operating Escrow Corp., Sr. Notes, 11.25%, 6/1/17(3)	1,560	1,587,300
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(3)	1,980	1,494,900
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10(2)	3,615	1,482,150
Majestic HoldCo, LLC, 12.50%, 10/15/11(2)(3)	1,620	178
MGM Mirage, Inc., Sr. Notes, 10.375%, 5/15/14(3)	1,305	1,406,137
MGM Mirage, Inc., Sr. Notes, 11.125%, 11/15/17(3)	1,350	1,491,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	2,036,350
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,945,800
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	3,250	2,681,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	655,000
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,190	5,371,650
Park Place Entertainment, 7.875%, 3/15/10	4,105	3,940,800
Peninsula Gaming, LLC, 8.375%, 8/15/15(3)	390	391,950
Peninsula Gaming, LLC, 10.75%, 8/15/17(3)	1,290	1,259,362
Pinnacle Entertainment, Inc., Sr. Notes, 8.625%, 8/1/17(3)	900	904,500
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	1,235	1,102,237
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(3)	1,184	1,184,000
San Pasqual Casino, 8.00%, 9/15/13(3)	1,335	1,141,425
Seminole Hard Rock Entertainment, Variable Rate, 3.129%, 3/15/14(3)	2,190	1,653,450
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	3,605	3,190,425
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(3)	5,202	4,473,958
Wynn Las Vegas, LLC, 6.625%, 12/1/14	865	806,613

		$49,987,802

Healthcare — 6.9%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,286,287
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,042,250
Biomet, Inc., 11.625%, 10/15/17	6,975	7,602,750
Biomet, Inc., (PIK), 10.375%, 10/15/17	640	688,000
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,465	3,291,750
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(3)	1,220	1,323,700
HCA, Inc., 9.125%, 11/15/14	133	137,323
HCA, Inc., 9.875%, 2/15/17(3)	2,195	2,321,212
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 9.00%, 5/15/16	3,230	3,238,075
MultiPlan Inc., Sr. Sub. Notes, 10.375%, 4/15/16(3)	5,535	5,341,275
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,670	3,229,600

	Principal
	Amount
Security	(000’s omitted)	Value
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	$2,370	$2,263,350
Rural/Metro Corp., 9.875%, 3/15/15	490	450,800
Rural/Metro Corp., Sr. Disc. Notes, 12.75%, (0.00% until 2010), 3/15/16	1,000	755,000
Universal Hospital Service, Inc., Sr. Notes, Variable Rate, 4.635%, 6/1/15	550	464,750
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,646,725
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17(3)	3,220	3,340,750
Valeant Pharmaceuticals International, 8.375%, 6/15/16(3)	1,375	1,402,500
Viant Holdings, Inc., 10.125%, 7/15/17(3)	440	371,800

		$45,197,897

Homebuilders/Real Estate — 0.3%
CB Richard Ellis Group, Inc., Sr. Sub. Notes, 11.625%, 6/15/17(3)	$1,990	$2,009,900

		$2,009,900

Hotels — 0.6%
Host Hotels and Resorts, LP, Sr. Notes, 6.75%, 6/1/16	$3,025	$2,820,812
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	620	558,890
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15	705	667,041

		$4,046,743

Insurance — 0.5%
Alliant Holdings I, Inc., 11.00%, 5/1/15(3)	$1,795	$1,588,575
HUB International Holdings, Sr. Notes, 9.00%, 12/15/14(3)	670	582,900
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.758%, 11/15/14(3)	1,200	846,000

		$3,017,475

Leisure — 2.6%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(2)(3)	$3,985	$399
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	858	763,175
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,575,000
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	280	232,400
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	560	445,200
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	255	256,275
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	6,715	6,698,212
Universal City Florida Holdings, Sr. Notes, 8.375%, 5/1/10	210	186,900
Universal City Florida Holdings, Sr. Notes, Variable Rate, 5.778%, 5/1/10	8,125	7,109,375

		$17,266,936

Metals/Mining — 2.9%
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16(3)	$765	$776,475
FMG Finance PTY, Ltd., 10.625%, 9/1/16(3)	5,820	6,038,250
FMG Finance PTY, Ltd., Variable Rate, 4.668%, 9/1/11(3)	315	324,844
Teck Resources, Ltd., Sr. Notes, 9.75%, 5/15/14(3)	2,555	2,855,212
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16(3)	1,915	2,178,312
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19(3)	5,805	6,784,594

		$18,957,687

Paper — 3.3%
Domtar Corp., 10.75%, 6/1/17	$2,375	$2,422,500
Georgia-Pacific LLC, 8.25%, 5/1/16(3)	485	504,400
Graphic Packaging International, Inc., 9.50%, 6/15/17(3)	260	260,000
International Paper Co., 7.95%, 6/15/18	2,320	2,475,231
International Paper Co., 9.375%, 5/15/19	7,525	8,817,404
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13(2)	887	441,282
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12(2)	1,225	624,750
NewPage Corp., 10.00%, 5/1/12	3,695	1,662,750
NewPage Corp., 12.00%, 5/1/13	1,990	587,050
NewPage Corp., Variable Rate, 7.278%, 5/1/12	1,655	703,375
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17(2)	3,620	1,837,150

	Principal
	Amount
Security	(000’s omitted)	Value
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.375%, 7/1/12(2)	$605	$314,600
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	1,820	627,900
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.778%, 8/1/14	245	118,825

		$21,397,217

Publishing/Printing — 0.2%
Dex Media West/Finance, Series B, 9.875%, 8/15/13(2)	$1,835	$344,063
Harland Clarke Holdings, 9.50%, 5/15/15	505	407,787
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	695	198,075
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(2)	5,520	358,800

		$1,308,725

Railroad — 0.2%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,017,750
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	588,250

		$1,606,000

Restaurants — 1.1%
El Pollo Loco, Inc., 11.75%, 11/15/13	$3,175	$2,714,625
NPC International, Inc., 9.50%, 5/1/14	4,375	4,156,250

		$6,870,875

Services — 6.5%
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	$6,735	$6,886,537
Hertz Corp., 8.875%, 1/1/14	3,360	3,250,800
Hertz Corp., 10.50%, 1/1/16	770	739,200
Laureate Education, Inc., 10.00%, 8/15/15(3)	4,915	4,349,775
Laureate Education, Inc., 11.75%, 8/15/17(3)	3,930	3,497,700
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(3)	7,365	5,855,033
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(3)	2,575	1,480,625
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09(2)	2,640	1,135,200
Rental Service Corp., 9.50%, 12/1/14	3,140	2,708,250
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(3)	3,015	3,188,363
Ticketmaster Entertainment, Inc., 10.75%, 7/28/16	2,340	2,187,900
United Rentals North America, Inc., 10.875%, 6/15/16(3)	2,345	2,356,725
West Corp., 9.50%, 10/15/14	5,055	4,827,525

		$42,463,633

Steel — 0.3%
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(2)	$5,225	$1,881,000

		$1,881,000

Super Retail — 8.1%
Freedom Group, Inc., Sr. Notes, 10.25%, 8/1/15(3)	$315	$324,450
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 6.404%, 3/15/14	7,445	6,607,437
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	4,220	3,987,900
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19(3)	3,065	3,089,928
Neiman Marcus Group, Inc., 9.00%, 10/15/15	7,696	5,733,370
Neiman Marcus Group, Inc., 10.375%, 10/15/15	7,455	5,404,875
Sally Holdings, LLC, 9.25%, 11/15/14	225	232,875
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	5,840	6,044,400
Toys “R” Us, 7.625%, 8/1/11	5,760	5,414,400
Toys “R” Us, 7.875%, 4/15/13	3,425	2,885,562
Toys “R” Us, 10.75%, 7/15/17(3)	3,860	3,975,800
United Auto Group, Inc., 7.75%, 12/15/16	2,000	1,710,000
Yankee Acquisition Corp., 9.75%, 2/15/17	660	551,100
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	7,926	7,133,400

		$53,095,497

Technology — 3.6%
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	$475	$463,125
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	4,295	4,402,375

	Principal
	Amount
Security	(000’s omitted)	Value
Avago Technologies Finance, 10.125%, 12/1/13	$1,480	$1,546,600
Avago Technologies Finance, 11.875%, 12/1/15	2,925	3,056,625
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15(3)	2,930	2,270,750
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15	5,115	4,386,113
Jabil Circuit, Inc., Sr. Notes, 7.75%, 7/15/16	780	749,915
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15(3)	6,375	6,853,125

		$23,728,628

Telecommunications — 6.9%
Digicel Group, Ltd., 12.00%, 4/1/14(3)	$1,195	$1,266,700
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(3)	9,812	8,585,500
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(3)	3,795	3,813,975
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	3,050	3,263,500
Intelsat Corp., 9.25%, 8/15/14	3,750	3,815,625
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	4,003	4,163,120
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15	660	669,900
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(3)	865	877,975
SBA Telecommunications, Inc., 8.00%, 8/15/16(3)	1,145	1,162,175
SBA Telecommunications, Inc., 8.25%, 8/15/19(3)	765	780,300
Sprint Capital Corp., 6.875%, 11/15/28	1,295	984,200
Telesat Canada/Telesat LLC, Sr. Notes, 11.00%, 11/1/15(3)	7,770	8,080,800
Telesat Canada/Telesat LLC, Sr. Notes, 12.50%, 11/1/17(3)	4,060	4,161,500
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(3)	3,060	3,289,500

		$44,914,770

Textiles/Apparel — 1.6%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$145	$144,638
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,515	1,545,300
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15(3)	1,945	2,042,250
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5,710	4,996,250
Quiksilver, Inc., 6.875%, 4/15/15	2,700	1,782,000

		$10,510,438

Transportation Ex Air/Rail — 0.4%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(3)	$3,825	$2,849,625

		$2,849,625

Utilities — 2.9%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,102	$1,975,989
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(3)	3,315	3,348,150
Edison Mission Energy, Sr. Notes, 7.00%, 5/15/17	3,135	2,511,919
Edison Mission Energy, Sr. Notes, 7.20%, 5/15/19	790	602,375
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	75	68,813
NGC Corp., 7.625%, 10/15/26	3,205	2,067,225
NRG Energy, Inc., 7.375%, 1/15/17	1,405	1,359,337
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	7,135	6,920,950
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	345,950

		$19,200,708

Total Corporate Bonds & Notes (identified cost $658,348,595)		$588,417,545

Convertible Bonds — 1.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Cable/Satellite TV — 0.9%
Virgin Media, Inc., 6.50%, 11/15/16(3)	$6,720	$5,871,600

		$5,871,600

	Principal
	Amount
Security	(000’s omitted)	Value
Capital Goods — 0.6%
Terex Corp., 4.00%, 6/1/15	$3,730	$4,336,125

		$4,336,125

Energy — 0.2%
Petroplus Finance, Ltd., 3.375%, 3/26/13	$1,500	$1,341,019

		$1,341,019

Healthcare — 0.1%
LifePoint Hospitals, Inc., 3.25%, 8/15/25	$525	$448,875

		$448,875

Total Convertible Bonds (identified cost $9,474,805)		$11,997,619

Common Stocks — 0.5%

Security	Shares	Value
Gaming — 0.1%
Fontainebleau Equity Holdings, Class A(4)(5)	148,726	$148,726
Shreveport Gaming Holdings, Inc.(4)	4,858	65,874

		$214,600

Super Retail — 0.4%
GameStop Corp., Class A(6)	100,000	$2,189,000
GNC Acquisition Holdings, Class A(4)(5)	108,818	571,295

		$2,760,295

Total Common Stocks (identified cost $4,612,097)		$2,974,895

Convertible Preferred Stocks — 0.6%

Security	Shares	Value
Energy — 0.6%
Chesapeake Energy Corp., 4.50%	53,543	$3,660,735
Chesapeake Energy Corp., 5.00%(3)	6,292	453,024

		$4,113,759

Total Convertible Preferred Stocks (identified cost $5,951,414)		$4,113,759

Preferred Stocks — 0.1%

Security	Shares/Units	Value
Gaming — 0.1%
Fontainebleau Resorts LLC (PIK)(4)(5)	4,406	$519,426

		$519,426

Super Retail — 0.0%
GNC Acquisition Holdings(4)(5)	37,182	$147,613

		$147,613

Total Preferred Stocks (identified cost $4,591,560)		$667,039

Miscellaneous — 0.1%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Adelphia, Inc., Escrow Certificate(6)	3,555,000	$88,875
Adelphia, Inc., Escrow Certificate(6)	7,585,000	189,625
Adelphia Recovery Trust(6)	10,758,837	268,971

		$547,471

Energy — 0.0%
VeraSun Energy Corp., Escrow Certificate(4)(6)	1,240,000	$0

		$0

Utilities — 0.0%
Mirant Corp., Escrow Certificate(4)(5)(6)	1,440,000	$144
Mirant Corp., Escrow Certificate(4)(5)(6)	3,200,000	320

		$464

Total Miscellaneous (identified cost $9,900,030)		$547,935

Warrants — 0.4%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(6)	13,600	$0

		$0

Gaming — 0.4%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(4)(5)(6)	25,351	$2,466,672

		$2,466,672

Total Warrants (identified cost $730,314)		$2,466,672

Total Investments — 101.6% (identified cost $757,827,320)		$666,493,363

Other Assets, Less Liabilities — (1.6)%		$(10,558,803)

Net Assets — 100.0%		$655,934,560

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

PIK	-	Payment-In-Kind.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $208,977,294 or 31.9% of the Portfolio’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Restricted security.

(6)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$761,586,035

Gross unrealized appreciation	$37,843,999
Gross unrealized depreciation	(132,936,671)

Net unrealized depreciation	$(95,092,672)

Restricted Securities

At July 31, 2009, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Stocks, Miscellaneous and Warrants
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$571,295
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		147,613
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		148,726
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,406	4,405,650		519,426
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	25,351	0	(1)	2,466,672

Total Restricted Securities			$6,920,362		$3,854,196

(1) Less than $0.50.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Credit Default Swap — Sell Protection

			Notional			Net Unrealized
	Reference	Credit	Amount**	Receive Annual	Termination	Appreciation
Counterparty	Entity	Rating*	(000’s omitted)	Fixed Rate	Date	(Depreciation)
Bank of America	First Data Corp.	Caa1/B-	$1,525	3.20%	12/20/09	$(10,862)
Citigroup, Inc.	First Data Corp.	Caa1/B-	3,050	3.20	12/20/09	(21,724)
Citigroup, Inc.	First Data Corp.	Caa1/B-	3,050	3.55	12/20/09	(16,401)
Citigroup, Inc.	First Data Corp.	Caa1/B-	4,560	5.00	12/20/10	516,766
JPMorgan Chase Bank	Ford Motor Corp.	Caa1/CCC+	3,200	5.00	3/20/10	253,023

						$720,802

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $15,385,000.

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is credit risk was $769,789 and $48,987, respectively.

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Senior Floating-Rate Interests	$—	$55,307,899	$—	$55,307,899
Corporate Bonds & Notes	—	588,417,545	—	588,417,545
Convertible Bonds	—	11,997,619	—	11,997,619
Common Stocks	2,189,000	—	785,895	2,974,895
Convertible Preferred Stocks	3,660,735	453,024	—	4,113,759
Preferred Stocks	—	—	667,039	667,039
Miscellaneous	—	547,471	464	547,935
Warrants	—	—	2,466,672	2,466,672

Total Investments	$5,849,735	$656,723,558	$3,920,070	$666,493,363

Credit Default Swaps	$—	$769,789	$—	$769,789

Total	$5,849,735	$657,493,347	$3,920,070	$667,263,152

Liability Description
Credit Default Swaps	$—	$(48,987)	$—	$(48,987)

Total	$—	$(48,987)	$—	$(48,987)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investment in
	Senior
	Floating-Rate	Investment in	Investment in	Investment in	Investment in
	Interests	Common Stocks	Preferred Stocks	Miscellaneous	Warrants	Total
Balance as of October 31, 2008	$56,273	$1,806,319	$1,174,741	$464	$2,466,672	$5,504,469
Realized gains (losses)	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	(1,020,424)	(894,872)	(1,372)	—	(1,916,668)
Net purchases (sales)	(56,273)	—	387,170	1,372	—	332,269
Accrued discount (premium)	—	—	—	—	—	—
Net transfers to (from) Level 3	—	—	—	—	—	—

Balance as of July 31, 2009	$—	$785,895	$667,039	$464	$2,466,672	$3,920,070

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$—	$(1,020,424)	$(894,872)	$(1,372)	$—	$(1,916,668)

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009